Warrants Liability (Tables)	9 Months Ended
Sep. 30, 2024
Warrants Liability
Schedule of fair black scholes warrants liability
	September 30, 2024	December 31, 2023
Share price	$4.00	$59.80
Exercise price	$276.90	$276.90
Expected dividend yield	-	-
Risk free interest rate	2.94%	3.91%
Expected life	0.85	1.60
Expected volatility	136%	66%